Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Options) (Details)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.31%	0.19%
Risk-free interest rate, maximum	2.03%	1.84%
Volatility, minimum	103.00%	127.00%
Volatility, maximum	128.00%	140.00%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	1 year 6 months	1 year 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days	6 years